Summary of significant accounting policies (Policies)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Summary of significant accounting policies
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules of the Securities and Exchange Commission (“SEC”) applicable to interim reports of companies filing as a smaller reporting company. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. The results of operations for the three months ended November 30, 2019, are not necessarily indicative of the results that may be expected for the year ending August 31, 2020.

For further information, refer to the consolidated financial statements and footnotes thereto included in the Company’s annual report on Form 10-K for the year ended August 31, 2019, filed with the SEC on December 13, 2019.

The consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation

The Company and its wholly-owned subsidiary have been consolidated in the accompanying unaudited condensed consolidated financial statements. All intercompany balances have been eliminated in consolidation.

The Company and its wholly-owned subsidiary have been consolidated in the accompanying consolidated financial statements. All intercompany balances have been eliminated in consolidation.
Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include:

•	Liability for legal contingencies;

•	Useful lives of property and equipment;

•	Assumptions made in valuing embedded derivatives and freestanding equity-linked instruments classified as liabilities;

•	Deferred income taxes and related valuation allowance; and

•	Projected development of workers’ compensation claims.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include:

•	Liability for legal contingencies;

•	Useful lives of software, property and equipment;

•	Assumptions made in valuing equity instruments;

•	Assumptions made in valuing embedded derivatives and freestanding equity-linked instrument classified as liabilities;

•	Deferred income taxes and related valuation allowance; and

•	Projected development of workers’ compensation claims.

Revenue Recognition

The Company provides an array of human resources and business solutions designed to help improve business performance.

The Company accounts for its EAS revenues in accordance with Accounting Standards Codification (“ASC”) 605-45, Revenue Recognition, Principal Agent Considerations. EAS solutions revenue is primarily derived from the Company’s gross billings, which are based on (i) the payroll cost of the Company’s worksite employees and (ii) a mark-up computed as a percentage of payroll costs for payroll taxes and workers compensation premiums.

The Company’s revenues are primarily attributable to fees for providing staffing solutions and EAS/HCM (“Employment Administration Services”/ “Human Capital Management”) services. The Company recognizes revenue when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the services have been rendered to the customer; (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured. The Company enters into contracts with its clients for EAS services based on a stated rate and price in the contract. Contracts generally have a term of 12 months but are cancellable at any time by either party with 30 days’ notice. Contract performance obligations are satisfied as services are rendered and the term between invoicing and when the performance obligations are satisfied is not significant. The Company does not have significant financing components or significant payment terms for its customers and consequently has no material credit losses.

Gross billings are invoiced to each client concurrently with each periodic payroll of the Company’s worksite employees which coincides with the services provided and which is typically a fixed percentage of the payroll processed. Revenues, which exclude the payroll cost component of gross billings and therefore consist solely of markup are recognized ratably over the payroll period as worksite employees perform their service at the client worksite. Revenues that have been recognized but not invoiced are included in unbilled accounts receivable on the Company’s consolidated balance sheets and were $11,347,000 and $9,478,000 as of November 30, 2019 and August 31, 2019, respectively.

Consistent with the Company’s revenue recognition policy, direct costs do not include the payroll cost of its worksite employees. The cost of revenue associated with the Company’s revenue generating activities is primarily comprised of all other costs related to its worksite employees, such as the employer portion of payroll-related taxes, employee benefit plan premiums and workers’ compensation insurance costs.

The Company has evaluated its revenue recognition policies in conjunction with its future expected business which may be migrating to a staffing business model. For fiscal years 2020 and 2019, there were no revenues which should have been evaluated under a staffing business model. Such a staffing business model would have included the payroll costs in revenues with a corresponding increase to cost of revenues for payroll costs associated with staffing services.

The Company reviewed the costs associated with acquiring its customers under ASC 340-10 Other Assets and Deferred Costs and determined that no such costs should be capitalized. Costs relating to its customers are typically commissions paid as a percentage of some of the Company’s revenue components and are expensed as they are incurred because the terms of its contracts generally are cancellable by either party with a 30-day notice. These costs are recorded in commissions in the Consolidated Statement of Operations.

The Company provides an array of human resources and business solutions designed to help improve business performance.

The Company accounts for its EAS revenues in accordance with Accounting Standards Codification (“ASC”) 605-45, Revenue Recognition, Principal Agent Considerations. EAS solutions revenue is primarily derived from the Company’s gross billings, which are based on (i) the payroll cost of the Company’s worksite employees and (ii) a mark-up computed as a percentage of payroll costs for payroll taxes and workers compensation premiums.

The Company’s revenues are primarily attributable to fees for providing staffing solutions and EAS/HCM (“Employment Administration Services”/ “Human Capital Management”) services. The Company recognizes revenue when all of the following criteria are met: (i) persuasive evidence of an arrangement exists; (ii) the services have been rendered to the customer; (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured. The Company enters into contracts with its clients for EAS services based on a stated rate and price in the contract. Contracts generally have a term of 12 months but are cancellable at any time by either party with 30 days’ notice. Contract performance obligations are satisfied as services are rendered and the term between invoicing and when the performance obligations are satisfied is not significant. The Company does not have significant financing components or significant payment terms for its customers and consequently has no material credit losses.

Gross billings are invoiced to each client concurrently with each periodic payroll of the Company’s worksite employees which coincides with the services provided and which is typically a fixed percentage of the payroll processed. Revenues, which exclude the payroll cost component of gross billings and therefore consist solely of markup are recognized ratably over the payroll period as worksite employees perform their service at the client worksite. Revenues that have been recognized but not invoiced are included in unbilled accounts receivable on the Company’s consolidated balance sheets and were $6,878,000 and $6,193,000 for the years ended August 31, 2019 and August 31, 2018, respectively.

Consistent with the Company’s revenue recognition policy, direct costs do not include the payroll cost of its worksite employees. The cost of revenue associated with the Company’s revenue generating activities is primarily comprised of all other costs related to its worksite employees, such as the employer portion of payroll-related taxes, employee benefit plan premiums and workers’ compensation insurance costs.

The Company has evaluated its revenue recognition policies in conjunction with its future expected business which may be migrating to a staffing business model. For fiscal years 2018 and 2019, there were no revenues which should have been evaluated under a staffing business model. Such a staffing business model would have included the payroll costs in revenues with a corresponding increase to cost of revenues for payroll costs associated with staffing services.

The Company reviewed the costs associated with acquiring its customers under ASC 340-10 Other Assets and Deferred Costs and determined that no such costs should be capitalized. Costs relating to its customers are typically commissions paid as a percentage of some of the Company’s revenue components and are expensed as they are incurred because the terms of its contracts generally are cancellable by either party with a 30-day notice. These costs are recorded in commissions in the Consolidated Statement of Operations.

Concentration of Credit Risk

The Company considers all highly liquid investments with an original maturity of three months or less when purchased as cash equivalents. The Company maintains cash with a commercial bank and from time to time exceed the federally insured limits. The Company has not experienced losses from these deposits.

No one individual client represents more than 10% of revenues for the three months ended November 30, 2019, and 2018, respectively. However, four clients represent 92% of total accounts receivable both at November 30, 2019 and August 31, 2019.

The Company maintains cash with a commercial bank, which is insured by the Federal Insurance Corporation (“FDIC”). At various times, the Company has deposits in this financial institution in excess of the amount insured by the FDIC. The Company has not experienced any losses related to these balances and believes its credit risk to be minimal. As of August 31, 2019, there were $2,354,000 of cash in excess of the amounts insured by the FDIC.

The Company had no individual client that represented more than 10% of its annual revenues for either fiscal years 2019 or 2018. Four clients represent 92% of total accounts receivable at August 31, 2019, compared to four clients representing approximately 86% of its total accounts receivable at August 31, 2018.

Impairment and Disposal of Long-Lived Assets

The Company periodically evaluates its long-lived assets for impairment in accordance with ASC 360-10, Property, Plant, and Equipment. ASC 360-10 requires that an impairment loss be recognized for assets to be disposed of or held-for-use when the carrying amount of an asset is deemed to not be recoverable. If events or circumstances were to indicate that any of our long-lived assets might be impaired, the Company would assess recoverability based on the estimated undiscounted future cash flows to be generated from the applicable asset. In addition, the Company may record an impairment loss to the extent that the carrying value of the asset exceeded the fair value of the asset. Fair value is generally determined using an estimate of discounted future net cash flows from operating activities or upon disposal of the asset. There were no impairments recognized for the periods ended November 30, 2019, and 2018.

The Company periodically evaluates its long-lived assets for impairment in accordance with ASC 360-10, Property, Plant, and Equipment . ASC 360-10 requires that an impairment loss be recognized for assets to be disposed of or held-for-use when the carrying amount of an asset is deemed to not be recoverable. If events or circumstances were to indicate that any of its long-lived assets might be impaired, the Company would assess recoverability based on the estimated undiscounted future cash flows to be generated from the applicable asset. In addition, the Company may record an impairment loss to the extent that the carrying value of the asset exceeded the fair value of the asset. Fair value is generally determined using an estimate of discounted future net cash flows from operating activities or upon disposal of the asset.

Workers' compensation

Everest Program

Up to July 2018, a portion of the Company’s workers’ compensation risk was covered by a retrospective rated policy, which calculates the final policy premium based on the Company’s loss experience during the term of the policy and the stipulated formula set forth in the policy. The Company funds the policy premium based on standard premium rates on a monthly basis and based on the gross payroll applicable to workers covered by the policy. During the policy term and thereafter, periodic adjustments may involve either a return of previously paid premiums or a payment of additional premiums by the Company or a combination of both. If the Company’s losses under that policy exceed the expected losses under that policy, then the Company could receive a demand for additional premium payments.

The Company utilizes a third-party to estimate its loss development rate, which is based primarily upon the nature of worksite employees’ job responsibilities, the location of worksite employees, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. Each reporting period, changes in the assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. As of November 30, 2019, the Company classified $0.2 million in short term accrued workers’ compensation and $0.3 million in long term accrued workers’ compensation in the Company’s consolidated balance sheets.

Sunz Program

Starting in July 2018, the Company’s workers’ compensation program for its worksite employees has been provided through an arrangement with United Wisconsin Insurance Company (“UWIC”) and administered by Sunz. Under this program, the Company has financial responsibility for the first $0.5 million of claims per occurrence. The Company provides and maintains a loss fund that will be used to pay claims and claim related expenses. The workers’ compensation insurance carrier established monthly funding requirements comprised of premium costs and funds to be set aside for payment of future claims (“claim loss funds”). The level of claim loss funds is primarily based upon anticipated worksite employee payroll levels and expected worker’s compensation loss rates, as determined by the insurance carrier. Monies funded into the program for incurred claims expected to be paid within one year are recorded as Deposit - workers’ compensation, a short-term asset, while the remainder of claim funds are included in deposits- workers’ compensation, a long-term asset in its consolidated balance sheets.

As of November 30, 2019, the Company had $2.0 million in deposit – workers’ compensation classified as a short-term asset and $6.2 million classified as a long-term asset.

The Company’s estimate of incurred claim costs expected to be paid within one year is included in short-term liabilities, while its estimate of incurred claim costs expected to be paid beyond one year is included in long-term liabilities on its consolidated balance sheets. As of November 30, 2019, the Company had short term accrued workers’ compensation costs of $1.8 million and long term accrued workers’ compensation costs of $5.9 million.

Because the Company bears the financial responsibility for claims up to the level noted above, such claims, which are the primary component of its workers’ compensation costs, are recorded in the period incurred. Workers’ compensation insurance includes ongoing health care and indemnity coverage whereby claims are paid over numerous years following the date of injury. Accordingly, the accrual of related incurred costs in each reporting period includes estimates, which takes into account the ongoing development of claims and therefore requires a significant level of judgment. In estimating ultimate loss rates, the Company utilizes historical loss experience, exposure data, and actuarial judgment, together with a range of inputs which are primarily based upon the worksite employee’s job responsibilities, their location, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. For each reporting period, changes in the actuarial assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. The estimated incurred claims are based upon: (i) the level of claims processed during each quarter; (ii) estimated completion rates based upon recent claim development patterns under the plan; and (iii) the number of participants in the plan.

Everest Program

Up to July 2018, a portion of the Company’s workers’ compensation risk was covered by a retrospective rated policy, which calculates the final policy premium based on the Company’s loss experience during the term of the policy and the stipulated formula set forth in the policy. The Company funds the policy premium based on standard premium rates on a monthly basis and based on the gross payroll applicable to workers covered by the policy. During the policy term and thereafter, periodic adjustments may involve either a return of previously paid premiums or a payment of additional premiums by the Company or a combination of both. If the Company’s losses under that policy exceed the expected losses under that policy, then the Company could receive a demand for additional premium payments.

The Company utilizes a third-party to estimate its loss development rate, which is based primarily upon the nature of worksite employees’ job responsibilities, the location of worksite employees, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. Each reporting period, changes in the assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. As of August 31, 2019, the Company classified $0.1 million in short term accrued workers’ compensation and $0.3 million in long term accrued workers’ compensation in the Company’s consolidated balance sheets.

Sunz Program

Starting in July 2018, the Company’s workers’ compensation program for its worksite employees has been provided through an arrangement with United Wisconsin Insurance Company (“UWIC”) and administered by Sunz. Under this program, the Company has financial responsibility for the first $0.5 million of claims per occurrence. The Company provides and maintains a loss fund that will be used to pay claims and claim related expenses. The workers’ compensation insurance carrier established monthly funding requirements comprised of premium costs and funds to be set aside for payment of future claims (“claim loss funds”). The level of claim loss funds is primarily based upon anticipated worksite employee payroll levels and expected worker’s compensation loss rates, as determined by the insurance carrier. Monies funded into the program for incurred claims expected to be paid within one year are recorded as Deposit - workers’ compensation, a short-term asset, while the remainder of claim funds are included in deposits- workers’ compensation, a long-term asset in its consolidated balance sheets.

As of August 31, 2019, the Company had $1.9 million in deposit – workers’ compensation classified as a short-term asset and $6.3 million classified as a long-term asset.

The Company’s estimate of incurred claim costs expected to be paid within one year is included in short-term liabilities, while its estimate of incurred claim costs expected to be paid beyond one year is included in long-term liabilities on its consolidated balance sheets. As of August 31, 2019, the Company had short term accrued workers’ compensation costs of $1.8 million and long term accrued workers’ compensation costs of $4.1 million.

Because the Company bears the financial responsibility for claims up to the level noted above, such claims, which are the primary component of its workers’ compensation costs, are recorded in the period incurred. Workers’ compensation insurance includes ongoing health care and indemnity coverage whereby claims are paid over numerous years following the date of injury. Accordingly, the accrual of related incurred costs in each reporting period includes estimates, which takes into account the ongoing development of claims and therefore requires a significant level of judgment. In estimating ultimate loss rates, the Company utilizes historical loss experience, exposure data, and actuarial judgment, together with a range of inputs which are primarily based upon the worksite employee’s job responsibilities, their location, the historical frequency and severity of workers’ compensation claims, and an estimate of future cost trends. For each reporting period, changes in the actuarial assumptions resulting from changes in actual claims experience and other trends are incorporated into its workers’ compensation claims cost estimates. The estimated incurred claims are based upon: (i) the level of claims processed during each quarter; (ii) estimated completion rates based upon recent claim development patterns under the plan; and (iii) the number of participants in the plan.

Fair Value of Financial Instruments

FASB ASC 825, “Financial Instruments,” requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practical to estimate fair value. FASB 825 defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. At November 30, 2019 and August 31, 2019, the carrying value of certain financial instruments (cash, accounts receivable and payable, and other financial instruments) approximates fair value due to the short-term nature of the instruments. Convertible notes approximate fair value based on comparison of terms from similar instruments in the marketplace.

The Company measures fair value under a framework that utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs which prioritize the inputs used in measuring fair value are:

•	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

•	Level 2: Inputs to the valuation methodology include:

o	Quoted prices for similar assets or liabilities in active markets;

o	Quoted prices for identical or similar assets or liabilities in inactive markets

o	Inputs other than quoted prices that are observable for the asset or liability;

o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

o	If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability

•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company did not have any Level 1 or Level 2 assets and liabilities at November 30, 2019 or August 31, 2019. The derivative liabilities associated with its March 2019 Convertible Notes (see Note 8), consisted of conversion feature derivatives and warrants, are Level 3 fair value measurements.

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of November 30, 2019:

	March 2019 Conversion Feature	March 2019 Warrant Liability	Total
Balance at August 31, 2019	$2,852,000	904,000	$3,756,000
Change in fair value	(340,000)	(602,000)	(942,000)
Balance at November 30, 2019 (unaudited)	$2,512,000	302,000	$2,814,000

At November 30, 2019 and August 31, 2019, the Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures and the fair value of the warrant liabilities based on weighted probabilities of assumptions used in the Lattice-based option valuation model. The key valuation assumptions used consists, in part, of the price of the Company’s common stock, a risk free interest rate based on the average yield of a Treasury note and expected volatility of the Company’s common stock all as of the measurement dates, and the various estimated reset exercise prices weighted by probability.

The Company used the following assumptions to estimate fair value of the derivatives as of November 30, 2019, using the default rate of 75% of market price as a conversion price:

	March 2019 Conversion Feature	March 2019 Warrant Liability
	(unaudited)	(unaudited)
Risk free rate	1.60%	1.62%
Market price per share	$10.20	$10.20
Life of instrument in years	0.79	4.28
Volatility	91%	102%
Dividend yield	0%	0%

When the Company changes its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the periods ended November 30, 2019 or 2018, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

FASB ASC 825, “Financial Instruments,” requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practical to estimate fair value. FASB 825 defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. At August 31, 2019 and August 31, 2018, the carrying value of certain financial instruments (cash, accounts receivable and payable, and other financial instruments) approximates fair value due to the short-term nature of the instruments. Convertible notes approximate fair value based on comparison of terms from similar instruments in the marketplace.

The Company measures fair value under a framework that utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of inputs which prioritize the inputs used in measuring fair value are:

•	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

•	Level 2: Inputs to the valuation methodology include:

o	Quoted prices for similar assets or liabilities in active markets;

o	Quoted prices for identical or similar assets or liabilities in inactive markets

o	Inputs other than quoted prices that are observable for the asset or liability;

o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

o	If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability

•	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company did not have any Level 1 or Level 2 assets and liabilities at August 31, 2019. The derivative liabilities associated with its March 2019 Convertible Notes (see Note 8), consisted of conversion feature derivatives and warrants at August 31, 2019, are Level 3 fair value measurements.

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 for the year ended August 31, 2019:

	Conversion Features	Warrant Liability	Total
Balance at August 31, 2018	$-	-	$-
Initial recognition	2,421,000	3,917,000	6,338,000
Reclassification to equity	(13,000)		(13,000)
Change in fair value	444,000	(3,013,000)	(2,569,000)
Balance at August 31, 2019	$2,852,000	904,000	$3,756,000

At August 31, 2019, the Company estimated the fair value of the conversion feature derivatives embedded in the convertible debentures based on weighted probabilities of assumptions used in the Lattice-based option valuation model. The key valuation assumptions used consists, in part, of the price of the Company’s common stock, a risk free interest rate based on the average yield (1.76%) of a Treasury note and expected volatility of the Company’s common stock (100%) all as of the measurement dates, and the various estimated reset exercise prices weighted by probability.

At August 31, 2019, the Company estimated the fair value of the warrant liabilities based on the Lattice-based option valuation model. The key valuation assumptions used consists, in part, of the price of the Company’s common stock, a risk-free interest rate based on the average yield of a Treasury note (1.39%) and expected volatility of the Company’s common stock (119%) all as of the measurement dates.

When the Company changes its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it may need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Company recognizes these transfers at the end of the reporting period that the transfers occur. For the periods ended August 31, 2019 and August 31, 2018, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

Research and Development

During the three months ended November 30, 2019 and 2018 the Company incurred research and development costs of approximately $0.9 million and $0.4 million, respectively. All costs were related to internally developed or externally contracted software and related technology for the Company’s HRIS system and related mobile application. In addition, $0 and $0.4 million of software costs were capitalized for the three months ended November 30, 2019 and 2018, respectively.

During the years ended August 31, 2019 and 2018 the Company incurred research and development costs of approximately $2.3 million and $4.0 million, respectively. All costs were related to internally developed and contracted software and related technology for the Company’s HRIS system and related mobile application. In addition, $0.9 million and $2.8 million of software costs were capitalized for the years ended August 31, 2019 and 2018, respectively.

Advertising Costs	The Company expenses all advertising as incurred. The Company incurred advertising costs totaling $304,000 and $379,000 for the three months ended November 30, 2019, and 2018, respectively.	The Company expenses advertising costs when incurred. Advertising costs incurred amounted to approximately $1.2 million and $0.5 million for the years ended August 31, 2019, and 2018, respectively.
Reverse Stock Split.

On December 17, 2019 the Company implemented a 1 for 40 reverse stock split for all common share and common share equivalents including, options, warrants, and convertible notes. All common shares and common share equivalents are presented retroactively to reflect the reverse split.

Earnings (Loss) Per Share

The Company utilizes Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 260, “Earnings per Share.” Basic earnings (loss) per share is computed by dividing earnings (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the reporting period. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include additional common share equivalents available upon exercise of stock options and warrants using the treasury stock method. Dilutive common share equivalents include the dilutive effect of in-the-money share equivalents, which are calculated based on the average share price for each period using the treasury stock method, excluding any common share equivalents if their effect would be anti-dilutive.

Securities that are excluded from the calculation of weighted average dilutive common shares, because their inclusion would have been antidilutive are:

	For the Three Months Ended November 30, 2019	For the Three Months Ended November 30, 2018

Options	45,463	37,271
Senior Secured Convertible Notes	889,935	84,756
Warrants	107,416	87,783
Total potentially dilutive shares	1,042,814	209,810

The Company utilizes FASB ASC 260, “Earnings per Share.” Basic loss per share is computed by dividing loss attributable to common stockholders by the weighted-average number of common shares outstanding during the reporting period. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include additional common share equivalents available upon exercise of stock options and warrants using the treasury stock method. Dilutive common share equivalents include the dilutive effect of in-the-money share equivalents, which are calculated based on the average share price for each period using the treasury stock method, excluding any common share equivalents if their effect would be anti-dilutive.

The table below shows earnings per common share and diluted earnings per common share and reconciles the numerator and denominator of both earnings per common share calculations.

	For the year ended August 31,
	2019	2018
Losses per common share:
Net loss allocated to common shareholders	$(18,727,000)	$(16,823,000)
Weighted average shares outstanding	817,720	720,253
Basic and Fully Diluted net loss per common share	$(23.36)	$(0.58)

Securities that are excluded from the calculation of weighted average dilutive common shares, because their inclusion would have been antidilutive are:

	For the year ended August 31, 2019	For the year ended August 31, 2018

Options	50,749	33,594
Senior Secured Convertible Notes (Note 8)	491,868	100,402
Warrants	107,410	94,470
Total potentially dilutive shares	650,027	228,466

Stock-Based Compensation

At November 30, 2019, the Company has one stock-based compensation plan under which the Company may issue awards. The Company accounts for this plan under the recognition and measurement principles of ASC 718, Compensation- Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the condensed consolidated statements of operations on their fair values.

The grant date fair value is determined using the Black-Scholes-Merton (“Black-Scholes”) pricing model. For all employee stock options, the Company recognizes expense over the requisite service period on an accelerated basis over the employee’s requisite service period (generally the vesting period of the equity grant).

The Company’s option pricing model requires the input of highly subjective assumptions, including the expected stock price volatility and expected term. The expected volatility is based on the historical volatility of the Company since our Initial Public Offering. Any changes in these highly subjective assumptions significantly impact stock-based compensation expense.

The Company elected to account for forfeitures as they occur, as such, compensation cost previously recognized for an unvested award that is forfeited because of the failure to satisfy a service condition is revised in the period of forfeiture.

Treasury Stock

Treasury stock represents shares of common stock provided to the company in satisfaction of the related party advance, described in Note 13. Shares provided are recorded at cost as treasury stock. The Company intends to retire all of its treasury stock outstanding as of November 30, 2019 and August 31, 2019 in fiscal 2020. Any treasury stock retired is recorded to additional paid-in capital, limited to the amount previously credited to additional paid-in capital, if any. Any excess is charged to accumulated deficit.

Treasury stock represents shares of common stock provided to the company in satisfaction of the related party advance, described in Note 13. Shares provided are recorded at cost as treasury stock. The Company intends to retire all treasury stock outstanding as of August 31, 2019 in fiscal 2020. Any treasury stock retired is recorded to additional paid-in capital, limited to the amount previously credited to additional paid-in capital, if any. Any excess is charged to accumulated deficit.

Reclassifications

Certain reclassifications have been made to prior year’s data to confirm to the current year’s presentation. Such reclassifications had no impact on the Company’s financial condition, operating results, cash flows or stockholder’s equity.

Certain reclassifications have been made to prior year’s data to confirm to the current year’s presentation. Such reclassifications had no impact on the Company’s financial condition, operating results, cash flows or stockholder’s equity.

Revision of Financial Statements

During the preparation of the restated condensed consolidated financial statements for the three and six months ended February 28, 2019, the Company determined that it had improperly calculated the volatility of the Company’s common stock, which had been used to calculate the relative fair value of the warrants issued in connection with the June 2018 convertible notes. This resulted in an overstatement of the net carrying amount of the convertible note by the understatement of the corresponding debt discount with the offset to additional paid-in capital as of February 28, 2019. The Company assessed the materiality of the misstatements in accordance with Staff Accounting Bulletin No.99, “Materiality” and No. 108, “Quantifying Misstatements”, and concluded that this error was not qualitatively material on the Company’s condensed consolidated balance sheet, statements of operations, statements of cash flows, statement of stockholders’ deficit and net loss for the periods then ended.

The effect of this revision on the line items within the Company’s condensed financial statements as of and for the three months ended November 30, 2018, was as follows:

	November 30, 2018
	As Previously Reported	Adjustments	As Restated
Convertible note, net	$6,309,000	(739,000)	$5,570,000
Additional Paid-In Capital	19,729,000	1,232,000	20,961,000
Accumulated deficit	(27,977,000)	(493,000)	(28,470,000)
Net Loss	(2,000,000)	(246,000)	(2,246,000)
Net loss per share – Basic and diluted	(2.77)	(0.34)	(3.11)

Recent Accounting Standards

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” The standard provides enhancements to the quality and consistency of how revenue is reported by companies, while also improving comparability in the financial statements of companies reporting using International Financial Reporting Standards or U.S. GAAP. The new standard also will require enhanced revenue disclosures, provide guidance for transactions that were not previously addressed comprehensively, and improve guidance for multiple-element arrangements. This accounting standard becomes effective for the Company for reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Early adoption is permitted for annual reporting periods (including interim periods) beginning after December 15, 2016. This new standard permits the use of either the retrospective or cumulative effect transition method.

In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations. The purpose of this standard is to clarify the implementation of guidance on principal versus agent considerations related to ASU 2014-09. The standard has the same effective date as ASU 2014-09 described above.

In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which provides clarity related to ASU 2014-09 regarding identifying performance obligations and licensing implementation. The standard has the same effective date as ASU 2014-09 described above.

In May 2016, the FASB issued ASU 2016-12: Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which provides narrow scope improvements and practical expedients related to ASU 2014-09. The purpose of this standard is to clarify certain narrow aspects of ASU 2014-09, such as assessing the collectability criterion, presentation of sales taxes, and other similar taxes collected from customers, noncash considerations, contract modifications at transition, completed contracts are transition, and technical correction. The standard has the same effective date as ASU 2014-09 described above.

In December 2016, the FASB issued ASU 2016-20: Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amendments in this standard affect narrow aspects of guidance issued in ASU 2014-09. The standard has the same effective date as ASU 2014-09 described above. Topic 606 is effective for the company beginning with the fiscal year ending August 31, 2020.

The Company is evaluating the effect of adopting this new accounting guidance and is currently finalizing its analysis of the financial impact of the adoption. The Company expects to adopt the guidance using the modified retrospective method.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that “an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.” The standard provides enhancements to the quality and consistency of how revenue is reported by companies, while also improving comparability in the financial statements of companies reporting using International Financial Reporting Standards or U.S. GAAP. The new standard also will require enhanced revenue disclosures, provide guidance for transactions that were not previously addressed comprehensively, and improve guidance for multiple-element arrangements. This accounting standard becomes effective for the Company for reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. Early adoption is permitted for annual reporting periods (including interim periods) beginning after December 15, 2016. This new standard permits the use of either the retrospective or cumulative effect transition method.

In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations. The purpose of this standard is to clarify the implementation of guidance on principal versus agent considerations related to ASU 2014-09. The standard has the same effective date as ASU 2014-09 described above.

In April 2016, the FASB issued ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing, which provides clarity related to ASU 2014-09 regarding identifying performance obligations and licensing implementation. The standard has the same effective date as ASU 2014-09 described above.

In May 2016, the FASB issued ASU 2016-12: Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients, which provides narrow scope improvements and practical expedients related to ASU 2014-09. The purpose of this standard is to clarify certain narrow aspects of ASU 2014-09, such as assessing the collectability criterion, presentation of sales taxes, and other similar taxes collected from customers, noncash considerations, contract modifications at transition, completed contracts are transition, and technical correction. The standard has the same effective date as ASU 2014-09 described above.

In December 2016, the FASB issued ASU 2016-20: Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amendments in this standard affect narrow aspects of guidance issued in ASU 2014-09. The standard has the same effective date as ASU 2014-09 described above. Topic 606 is effective for the company beginning with the fiscal year ending August 31, 2020. The Company has evaluated Topic 606 and we plan to utilize the modified retrospective transition method upon the adoption of ASC 606. The Company is still in the process of finalizing its evaluation for the adoption of ASC 606, however, no material difference is expected.

In February 2016, the FASB issued new accounting guidance on leases ASU 2016-02, Leases. The new standard requires that a lessee recognize assets and liabilities on the balance sheet for leases with terms longer than 12 months. The recognition, measurement and presentation of lease expenses and cash flows by a lessee will depend on its classification as a finance or operating lease. The guidance also includes new disclosure requirements providing information on the amounts recorded in the financial statements.

In March 2019, the FASB issued ASU 2019-01, which added guidance to ASC 842 that is similar to the guidance in ASC 840-10-55-44 and states that, for lessors that are not manufacturers or dealers, the fair value of the underlying asset is its cost, less any volume or trade discounts, as long as there isn’t a significant amount of time between acquisition of the asset and lease commencement. The amendments also clarify that lessors in the scope of ASC 942 must classify principal payments received from sales-type and direct financing leases in investing activities in the statement of cash flows. In addition, the amendments clarify that entities are not subject to the transition disclosure requirements in ASC 250-10-50-3 related to the effect of an accounting change on certain interim period financial information.

In November 2019, the FASB issued ASU 2019-10, which provides a one-year deferral of the effective dates of the new lease standard. The ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact that this standard will have on its consolidated financial statement.

In June 2018, the FASB issued ASU 2018-07, which simplifies the accounting for nonemployee share-based payment transactions. The amendments specify that Topic 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The standard will be effective for the Company in the first quarter of fiscal year 2020, although early adoption is permitted (but no sooner than the adoption of Topic 606). The Company does not expect that the adoption of this ASU will have a significant impact on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The ASU eliminates such disclosures as the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy. The ASU adds new disclosure requirements for Level 3 measurements. This ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted for any eliminated or modified disclosures. The Company is evaluating the effect of adopting this new accounting guidance to determine the impact it may have on the Company’s financial statements.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted cash (ASU 2016-18), which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown in the statement of cash flow. This guidance is effective for fiscal year beginning after December 15, 2018 and early adoption is permitted. The Company does not expect the adoption of ASU 2016-18 to have a material impact on the Company’s financial statements.